PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST TRANSACTIONS

NOTE H - PARTY-IN-INTEREST TRANSACTIONS

Included in the Plan’s assets are common shares of Unitil Corporation, the Plan’s sponsor, and notes receivable from participants. These transactions qualify as party-in-interest transactions. As of December 31, 2025 and 2024, there were 230,183 and 214,949 common shares, respectively, of Unitil Corporation, a gross value of $11,150,064 and $11,648,086, respectively, included in the Plan’s assets. During the year ended December 31, 2025, the Unitil Corporation common stock included in the Plan’s assets depreciated by $1,208,483. For the year ended December 31, 2025, $203,196 of administrative expenses were paid to John Hancock Trust Company directly from the Plan.